UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-642

                        Scudder International Fund, Inc.
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Emerging Markets Growth Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------------

                                                                                            Shares             Value ($)
                                                                                    ------------------------------------


Common Stocks 91.9%
Austria 1.3%
Boehler-Uddeholm AG                                                                          4,900              634,809
Wienerberger AG(b)                                                                          37,800            1,743,421
                                                                                                            -----------
(Cost $1,520,271)                                                                                             2,378,230

Brazil 8.7%
Banco Bradesco SA (ADR) (Preferred) (b)                                                     93,800            2,307,480
Companhia Energetica de Minas Gerais (ADR)                                                  19,200              428,160
Companhia Vale do Rio Doce "A" (ADR) (Preferred)*                                           86,800            2,183,888
CPFL Energia SA (ADR)*                                                                      26,900              546,070
Petroleo Brasileiro SA (ADR)(b)                                                            140,300            5,703,195
Tele Centro Oeste Celular Participacoes SA (ADR)(Preferred)(b)                             106,168            1,045,755
Tele Norte Leste Participacoes SA (ADR) (Preferred)                                        199,600            2,876,236
Votorantim Celulose e Papel SA (ADR)                                                        58,150              850,734
                                                                                                            -----------
(Cost $13,793,244)                                                                                           15,941,518

China 3.6%
China Petroleum & Chemical Corp. "H"                                                     6,634,000            2,661,168
China Southern Airlines Co., Ltd. "H"*                                                   1,749,400              639,225
Foxconn International Holdings Ltd.*                                                     1,299,000              652,725
Huaneng Power International, Inc. "H"                                                      484,000              338,188
People's Food Holdings Ltd.                                                              1,610,700            1,426,731
PetroChina Co., Ltd. "H"                                                                 1,656,000              927,847
                                                                                                            -----------
(Cost $6,394,710)                                                                                             6,645,884

Colombia 0.8%
Bancolombia SA (ADR) (Preferred)                                                           105,300            1,465,776
(Cost $861,354)                                                                                             -----------

Hong Kong 4.2%
China Mobile (Hong Kong) Ltd. (ADR)                                                        170,700            2,686,818
Citic Pacific Ltd.                                                                         288,000              807,556
Fountain Set (Holdings) Ltd.                                                             1,007,200              636,522
Global Bio-chem Technology Group Co., Ltd.                                               1,386,000              987,512
Shangri-La Asia Ltd.                                                                       950,000            1,284,969
Skyworth Digital Holdings Ltd.                                                           4,559,700              882,734
TCL International Holdings Ltd.                                                          1,738,000              358,750
                                                                                                            -----------
(Cost $8,094,411)                                                                                             7,644,861

Hungary 0.6%
Magyar Tavkozlesi Rt "B" (ADR)                                                                 200                4,734
OTP Bank Rt                                                                                 32,500            1,051,292
                                                                                                            -----------
(Cost $569,880)                                                                                               1,056,026

India 8.3%
Bharti Tele-Ventures Ltd.*                                                                   2,500               13,206
Corporation Bank                                                                             2,300               18,311
Dr. Reddy's Laboratories Ltd.                                                               52,800              891,339
Hotel Leelaventure Ltd.                                                                     69,200              260,295
Housing Development Finance Corp., Ltd.                                                    131,300            2,339,905
LIC Housing Finance Ltd.                                                                     1,700                8,213
Mahindra & Mahindra Ltd.                                                                   167,800            2,077,114
Oil & Natural Gas Corp. Ltd.                                                                75,600            1,419,278
Ranbaxy Laboratories Ltd.                                                                   64,600            1,605,860
Reliance Industries Ltd.                                                                   193,000            2,356,067
Satyam Computer Services Ltd.                                                              168,700            1,601,384
Sintex Industries Ltd.                                                                      52,155              469,036
Tata Consultancy Services Ltd.                                                              29,500              879,762
Tata Motors Ltd.*                                                                           95,000            1,098,665
                                                                                                            -----------
(Cost $13,433,467)                                                                                           15,038,435

Indonesia 1.7%
PT Telekomunikasi Indonesia (ADR)                                                          137,600            2,855,200
PT Telekomunikasi Indonesia "B"                                                            353,500              184,614
                                                                                                            -----------
(Cost $2,507,397)                                                                                             3,039,814

Israel 2.9%
Bezek Israeli Telcommunication Corp., Ltd.*                                                823,300            1,048,376
Check Point Software Technologies Ltd.*                                                     39,900              968,772
Teva Pharmaceutical Industries Ltd. (ADR)                                                  111,400            3,200,522
                                                                                                            -----------
(Cost $4,985,214)                                                                                             5,217,670

Korea 19.3%
CJ Corp.                                                                                    10,200              663,765
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                          52,200              940,443
Daishin Securities Co.                                                                     130,200            1,960,578
Hana Bank                                                                                   52,950            1,409,673
Hyundai Mobis                                                                               32,800            2,243,697
Hyundai Motor Co., Ltd.                                                                     22,060            1,253,210
Insun ENT Co., Ltd.                                                                         42,299              870,455
Kookmin Bank (ADR)(b) *                                                                     53,400            2,317,560
KT&G Corp.                                                                                  53,800            1,652,354
LG Chemical Ltd.                                                                            16,700              631,496
LG Electronics, Inc.                                                                        45,100            3,111,717
Mtekvision Co., Ltd.*                                                                       18,700              701,416
NEPES Corp.*                                                                                   452                4,152
POSCO                                                                                        7,140            1,299,669
Samsung Electronics Co., Ltd.                                                               23,740           11,470,889
Samsung Securities Co., Ltd.                                                                22,320              592,617
Seoul Semiconductor Co., Ltd.                                                               62,957            1,175,091
SFA Engineering Corp.                                                                       33,360              721,608
SK Telecom Co., Ltd.                                                                         6,990            1,221,303
SK Telecom Co., Ltd. (ADR)                                                                  29,800              594,808
Ssangyong Motor Co.*                                                                        58,800              370,664
                                                                                                            -----------
(Cost $30,008,477)                                                                                           35,207,165

Malaysia 2.3%
Maxis Communications Bhd.                                                                  427,500            1,069,056
Resorts World Bhd.                                                                         660,100            1,755,287
SP Setia Bhd.                                                                            1,159,400            1,345,869
                                                                                                            -----------
(Cost $4,067,055)                                                                                             4,170,212

Mexico 3.3%
America Movil SA de CV "L" (ADR)                                                            34,800            1,846,488
Cemex SA de CV (ADR)                                                                        33,300            1,248,084
Fomento Economico Mexicano SA de CV (ADR)                                                   41,300            2,220,288
Telefonos de Mexico SA de CV "L" (ADR)                                                      20,000              745,000
                                                                                                            -----------
(Cost $5,327,370)                                                                                             6,059,860

Peru 1.5%
Compania de Minas Buenaventura SA (ADR)                                                    126,700            2,694,909
(Cost $2,783,574)                                                                                           -----------

Poland 0.4%
TVN SA*                                                                                     67,960              780,759
(Cost $699,807)                                                                                             -----------

Russia 6.6%
AO VimpelCom (ADR)*                                                                         28,200            1,020,840
Gazprom "S" (ADR), 144A(b)                                                                   9,700              339,500
Gazprom "S" (ADR), 144A                                                                     74,100            2,591,620
LUKOIL (ADR)                                                                                32,000            3,968,000
Mechel Steel Group OAO (ADR)(b) *                                                           50,400            1,335,600
Mobile Telesystems (ADR)(b)                                                                 33,600            1,208,928
Rostelecom (ADR)                                                                            31,700              342,677
Surgutneftegaz (ADR)(b)                                                                     31,200            1,166,880
                                                                                                            -----------
(Cost $10,318,133)                                                                                           11,974,045

Singapore 0.4%
Petra Foods Ltd.                                                                         1,111,400              692,472
(Cost $593,495)                                                                                             -----------

South Africa 5.3%
Gold Fields Ltd. (ADR)(b)                                                                  105,700            1,196,524
Gold Fields Ltd.                                                                            88,100            1,001,414
Impala Platinum Holdings Ltd.                                                               17,500            1,458,611
MTN Group Ltd.                                                                             175,400            1,316,351
Sasol Ltd.                                                                                  82,200            1,658,389
Standard Bank Group Ltd.                                                                   101,200            1,094,967
Steinhoff International Holdings Ltd.                                                      881,300            1,949,540
                                                                                                            -----------
(Cost $9,119,784)                                                                                             9,675,796

Taiwan 11.1%
AU Optronics Corp. (ADR)(b)                                                                126,700            1,960,049
Bank of Kaohsiung                                                                        2,759,000            2,055,445
Cathay Financial Holding Co., Ltd.                                                         456,000              895,512
Formosa Plastics Corp.                                                                     517,000              900,545
Hon Hai Precision Industry Co., Ltd.                                                       372,989            1,641,067
Lite-On Technology Corp.                                                                   861,300              895,010
Mega Financial Holding Co., Ltd.                                                         1,584,040            1,049,095
Quanta Computer, Inc.                                                                    1,668,080            2,774,845
Siliconware Precision Industries Co.                                                     2,204,000            1,737,359
Taiwan Semiconductor Manufacturing Co., Ltd.                                               914,282            1,493,045
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                         197,400            1,727,250
United Microelectronics Corp. (ADR)                                                        347,500            1,226,675
Yuanta Core Pacific Securities Co.                                                       1,030,667              755,078
Zyxel Communications Corp.                                                                 480,000            1,038,497
                                                                                                            -----------
(Cost $19,898,173)                                                                                           20,149,472

Thailand 4.2%
Bangkok Bank PCL (Foreign Registered)                                                      915,600            2,755,113
Charoen Pokphand Foods PCL (Foreign Registered)                                            362,000               34,932
National Finance PCL (Foreign Registered)                                                  721,250              273,807
PTT Exploration and Production PCL (Foreign Registered)                                     86,000              642,490
Thai Olefin PCL (Foreign Registered)*                                                    1,318,400            2,428,182
Thai Union Frozen Products PCL (Foreign Registered)                                      2,262,500            1,613,975
                                                                                                            -----------
(Cost $6,499,327)                                                                                             7,748,499

Turkey 1.6%
Denizbank AS*                                                                              231,032              691,614
Hurriyet Gazetecilik ve Matbaacilik AS                                                     852,309            2,208,147
                                                                                                            -----------
(Cost $2,057,223)                                                                                             2,899,761

United Kingdom 2.9%
Anglo American PLC                                                                         139,782            3,245,208
Lonmin PLC                                                                                 110,431            2,002,556
                                                                                                            -----------
(Cost $5,411,965)                                                                                             5,247,764

Venezuela 0.9%
Compania Anonima Nacional Telefonos de Venezuela "D" (ADR)                                  84,800            1,679,888
(Cost $1,702,328)                                                                                           -----------


Total Common Stocks (Cost $150,646,659)                                                                     167,408,816
                                                                                                            -----------
Preferred Stocks 0.6%
Brazil 0.0%
Companhia Vale do Rio Doce                                                                  62,800                  963
(Cost $0)                                                                                                   -----------

Korea 0.6%
Daishin Securities Co., Ltd.                                                               107,400            1,063,899
(Cost $877,837)                                                                                             -----------


Total Preferred Stocks (Cost $877,837)                                                                        1,064,862
                                                                                                            -----------
Rights 0.0%
Thailand 0.0%
True Corp. PCL*
(Cost $0)                                                                                   24,063                    0

Exchange Traded Funds 4.5%
Malaysia 2.0%
iShares MSCI Malaysia Index Fund                                                           489,700            3,540,531
(Cost $3,623,618)                                                                                           -----------

Taiwan 1.6%
iShares MSCI Taiwan Index Fund(b)                                                          253,800            2,982,150
(Cost $2,929,002)                                                                                           -----------

United States 0.9%
iShares MSCI Emerging Markets Index Fund                                                     8,300            1,666,474
(Cost $1,556,084)                                                                                           -----------


Total Exchange Traded Funds (Cost $8,108,704)                                                                 8,189,155
                                                                                                            -----------
Securities Lending Collateral 7.6%
Daily Assets Fund Institutional 2.35% (c) (d)
(Cost $13,829,520)                                                                      13,829,520           13,829,520
                                                                                                            -----------
Cash Equivalents 2.2%
Scudder Cash Management QP Trust 2.30% (a)
(Cost $3,990,873)                                                                        3,990,873            3,990,873
                                                                                                            -----------

                                                                                              % of
                                                                                            Net Assets       Value ($)
                                                                                            ----------       ---------

Total Investment Portfolio  (Cost $177,453,593)                                              106.8          194,483,226
Other Assets and Liabilities, Net                                                             -6.8          -12,433,668
                                                                                                            -----------
Net Assets                                                                                   100.0          182,049,558
                                                                                                            ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2005 amounted to $13,385,407, which is 7.4% of total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipts

At January 31, 2005, the Scudder Emerging Markets Growth Fund had the following sector diversification:
                                                                                                              As a % of
                                                                                                             Investment
Sector                                                                                Value ($)               Portfolio
------------------------------------------------------------------------------------------------------------------------
Information Technology                                                                  34,406,981                 17.7
Materials                                                                               26,456,769                 13.6
Financials                                                                              25,451,802                 13.1
Telecommunication Services                                                              22,413,004                 11.5
Energy                                                                                  21,078,367                 10.8
Consumer Discretionary                                                                  14,557,907                  7.5
Industrials                                                                              8,794,191                  4.5
Consumer Staples                                                                         8,304,518                  4.3
Health Care                                                                              5,697,721                  2.9
Utilities                                                                                1,312,418                  0.7
                                                                                                           -------------
Total Common Stocks                                                                    168,473,678                 86.6
                                                                                                           -------------
Exchange Traded Funds                                                                    8,189,155                  4.2
Cash Equivalents                                                                         3,990,873                  2.1
Securities Lending Collateral                                                           13,829,520                  7.1
                                                                                                           -------------
                                                                                                           -------------
Total Investment Portfolio                                                             194,483,226                100.0
                                                                                                           -------------


144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Emerging Markets Growth Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Emerging Markets Growth Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005